Net Investment in Sales-type Leases	12 Months Ended
Dec. 31, 2013
Net Investment in Sales-type Leases [Abstract]
Net Investment in Sales-type Leases

Note 5. Net Investment in Sales-type Leases

Certain sales made under lease arrangements are recorded as sales-type leases and may include systems, other products and maintenance contracts. The portion of lease arrangements related to maintenance contracts is deferred and recognized ratably over the coverage period.

The Company's net investment in sales-type leases consisted of the following as of December 31, 2013 and 2012:

in thousands	2013	2012
Future minimum lease payments receivable	$19,403	$14,169
Less allowance for doubtful accounts	(183)	(301)
Net future minimum lease payment receivable	19,220	13,868
Less unearned interest income	(1,305)	(862)
Net investment in sales-type leases	$17,915	$13,006

Future minimum lease payments due from customers under sales-type leases as of December 31, 2013 were as follows (in thousands):

Year ending December 31,
2014	$7,467
2015	5,066
2016	3,544
2017	2,190
2018	1,136
$19,403

The interest income for sales-type leases is recorded in other income (expense) and amounted to approximately $0.5 million, $0.4 million and $0.3 million for the years ended December 31, 2013, 2012 and 2011, respectively.